Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net, Current [Abstract]
Schedule of Trade Accounts Receivables Net
Accounts receivable – trade, net consisted of the following:

	December 31,
	2018	2017
Accounts receivable - trade	$330,855	$503,917
Allowance for doubtful accounts	(7,393)	(8,468)
Accounts receivable - trade, net	$323,462	$495,449

Schedule of Allowance For Doubtful Accounts
The following table presents the activity of our allowance for doubtful accounts for the periods indicated:

	December 31,
	2018	2017	2016
Balance at beginning of period	$8,468	$6,505	$1,446
Charged to costs and expenses, net of recoveries	31	2,001	6,463
Amounts written off	(1,106)	(38)	(1,404)
Balance at end of period	$7,393	$8,468	$6,505